Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

November 18, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: General Money Market Fund, Inc. (811-03207)

Registration Statement on Form N-14

On behalf of General Money Market Fund, Inc. (to be renamed Dreyfus Money Market Fund) (the "Registrant" or the "Acquiring Fund"), transmitted herewith is the Registrant's registration statement on Form N-14 (the "Registration Statement"). The Registration Statement contains a Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") seeking the approval of shareholders of Dreyfus Liquid Assets, Inc. (the "Fund" and, together with the Registrant, the "Funds") of an Agreement and Plan of Reorganization to allow the Fund to transfer its assets in a tax-free reorganization to the Registrant in exchange solely for Class A shares and Dreyfus Class shares (to be renamed Wealth shares and Premier shares, respectively) of the Registrant and the assumption by the Registrant of the Fund's stated liabilities (the "Reorganization"). Each shareholder of the Fund will receive a number of shares (or fractions thereof) of the applicable class of shares of the Registrant, with holders of Class Z shares or Class 1 shares of the Fund receiving Wealth shares of the Registrant and holders of Class 2 shares of the Fund receiving Premier shares of the Registrant, in each case equal in value to the aggregate net asset value of the shareholder's Fund shares as of the closing date of the Reorganization. The Fund and the Registrant are each an open-end investment company. The Acquiring Fund and the Fund are managed by Dreyfus Cash Investment Strategies ("CIS"), a division of BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the investment adviser to the Fund and the Registrant.

The Registrant intends to file a Pre-Effective Amendment to the Registration Statement to respond to comments from the staff of the Securities and Exchange Commission, file certain exhibits, including the opinion and consent of Venable LLP, Maryland counsel to the Acquiring Fund, as to the legality of the securities being registered, and make certain other revisions. It is currently anticipated that the Registrant will seek effectiveness on or about December 18, 2020. The Registrant also will file a Post-Effective Amendment that will include a copy of the tax opinion to be issued in connection with the closing of the Reorganization, if the Reorganization is approved by the Fund's shareholders. Filed as an exhibit to the Registration Statement is the consent of Ernst & Young LLP ("EY"), independent registered public accounting firm for the Funds, with respect to each Fund's Annual Report for its most recent fiscal year end.

The Registrant intends to mail the Prospectus/Proxy Statement on or about December 28, 2020 to the Fund's shareholders of record as of the close of business on December 18, 2020. A special meeting of shareholders of the Fund is scheduled to be held in a virtual meeting format on February 24, 2021 to vote on the Agreement and Plan of Reorganization. No other business is expected to be presented at that meeting. If the Reorganization is approved, it is currently expected to be consummated on or about May 13, 2021.

The Registrant has been determined to be the accounting survivor of the Reorganization, after consideration of relevant factors, including those set forth in North American Security Trust (SEC No-Action Letter, pub. avail. Aug. 5, 1994). Such determinations were made in consultation with EY and counsel to the Funds and their independent board members. These factors include those discussed below:

•	Investment Adviser. BNYM Investment Adviser is the investment adviser to both the Acquiring Fund and the Fund. Members of the CIS portfolio management team will be responsible for managing the combined fund after the Reorganization.

•	Investment Objectives, Policies and Restrictions. As described in greater detail in the Prospectus/Proxy Statement, the Acquiring Fund and the Fund are money market funds with the same investment objective and substantially similar investment management policies. Each fund seeks as high a level of current income as is consistent with the preservation of capital. Each fund's investment objective is a fundamental policy which cannot be changed without the approval of the holders of a majority (as defined in the Investment Company Act of 1940, as amended ("1940 Act")) of the relevant fund's outstanding voting securities.

To pursue its investment objective, the Acquiring Fund, like the Fund, normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including:

•	securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities;

•	certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches;

•	repurchase agreements, including tri-party repurchase agreements;

•	asset-backed securities;

•	municipal securities (municipal securities with respect to the Fund only);

•	domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and

•	dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Each fund's investments are concentrated in the banking industry because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Each fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the 1940 Act and seeks to maintain a stable share price of $1.00. Each fund is designated as a "retail money market fund" ("Retail Fund"). As Retail Funds, investments in the funds are limited to accounts beneficially owned by natural persons.

The Acquiring Fund and the Fund have substantially similar fundamental investment restrictions.

The Acquiring Fund's investment objective, policies and restrictions will be used to manage the combined fund after the Reorganization.

•	Expense Structure and Expense Ratios. The Acquiring Fund has agreed to pay BNYM Investment Adviser a management fee at the annual rate of 0.50% of the value of the Acquiring Fund's average daily net assets; however, the Acquiring Fund's Board has approved, effective on or about February 1, 2021, a reduction in the management fee payable by the Acquiring Fund from an annual rate of 0.50% to an annual rate of 0.20% of the value of the Acquiring Fund's average daily net assets. The Fund has agreed to pay BNYM Investment Adviser a management fee that is based on the value of the Fund's average daily net assets and is computed at the following annual rates: 0.50% of the first $1.5 billion; 0.48% of the next $500 million; 0.47% of the next $500 million; and 0.45% over $2.5 billion. For the fiscal year ended December 31, 2019, the Fund paid BNYM Investment Adviser a management fee at the effective annual rate of 0.38% of the value of the Fund's average daily net assets, pursuant to a contractual undertaking by BNYM Investment Adviser to limit certain Fund expenses.

In addition, the Acquiring Fund's Wealth shares have a lower total annual expense ratio than the Fund's Class Z shares and Class 1 shares, and the Acquiring Fund's Premier shares have a lower total annual expense ratio than the Fund's Class 2 shares (in each case reflecting (1) the Board-approved, but not yet effective, reduction to the Acquiring Fund's management fee, and (2) the fees waived and/or expenses reimbursed by BNYM Investment Adviser pursuant to contractual (but not voluntary) undertakings with the Fund).

The Acquiring Fund's expense structure will be the expense structure of the combined fund after the Reorganization.

•	Asset Size. The Funds have differing asset sizes, with the Acquiring Fund having more assets than the Fund. As of September 30, 2020, the Acquiring Fund and the Fund had net assets of approximately $2.7 billion and $500 million, respectively.

•	Portfolio Composition. The portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process. As the Funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization.

It is appropriate for the Acquiring Fund to be the accounting survivor because the Acquiring Fund's investment objective, policies, restrictions and process and class and expense structure will be used in managing the combined fund. The Acquiring Fund's adviser and portfolio management team will continue in their roles for the combined fund after the Reorganization. The Acquiring Fund also has more assets than the Fund. Additionally, the portfolio composition of the combined fund after the Reorganization will be based on the Acquiring Fund's investment objective, policies, restrictions and process.

Please telephone the undersigned at 212.969.3376, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Max Vogel
Max Vogel

cc:	David Stephens

Jeff Prusnofsky